Cash and cash equivalents	12 Months Ended
Mar. 31, 2021
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Cash and cash equivalents
21. Cash and cash equivalents
Cash and cash equivalents consist of the following:

	As at March 31,
	2020	2021	2021
	( ₹ in million)	( ₹ in million)	(US dollars in million)
Cash at banks and in hand	23,922	26,604	364
Short-term deposits*	26,676	21,933	300

	50,598	48,537	664

*
Short-term deposits are made for periods of between one day and three months, depending on the immediate cash requirements of the respective companies, and earn interest at the respective short-term deposit rates.